Subordinated liabilities (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subordinated liabilities
Total		R$ 519,230	R$ 466,246	R$ 8,097,304
Issuance: jun-06 | Maturity: jul-16 | Amount (millions): R$1,500 | Interest rate: 105.0% CDI
Subordinated liabilities
Subordinated liabilities	[1]	0	0	4,196,347
Issuance: oct-06 | Maturity: sep-16 | Amount (millions): R$850 | Interest rate: 104.5% CDI
Subordinated liabilities
Subordinated liabilities	[1]	0	0	2,266,789
Issuance: jul-06 to oct-06 | Maturity: jul-16 | Amount (millions): R$447 | Interest rate: 104.5% CDI
Subordinated liabilities
Subordinated liabilities	[1]	0	0	1,230,505
Issuance: may-08 | Maturity: may-15 to may-18 | Amount (millions): R$283 | Interest rate: CDI
Subordinated liabilities
Subordinated liabilities	[1],[2]	109,572	98,378	114,467
Issuance: may-08 to jun-08 | Maturity: may-15 to jun-18 | Amount (millions): R$268 | Interest rate: IPCA
Subordinated liabilities
Subordinated liabilities	[1],[3]	R$ 409,658	R$ 367,868	R$ 289,196

[1]	Subordinated time deposits issued by Banco Santander S.A. with yield paid at the end of the term together with the principal.
[2]	Indexed by 100% and 112% of the CDI.
[3]	Indexed by the IPCA (extended consumer price index) plus interest of 8.3% p.a. to 8.4% p.a.